MILLENNIUM FUNDS, INC.

[GRAPHIC OMITTED]

SEMI-ANNUAL REPORT
December 31, 2000

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

             SHARES                                               MARKET VALUE
            --------                                             --------------
COMMON STOCKS - 98.96%
APPLICATIONS SOFTWARE - 0.34%
              6,500   + Clarus Corp. ............................ $      45,500
                                                                  -------------
BUSINESS TO BUSINESS E-COMMERCE - 1.88%
             10,000   + Commerce One, Inc. ......................       253,125
                                                                  -------------
CIRCUITS - 1.70%
             10,000   + Intersil Holding Corp. ..................       229,375
                                                                  -------------
COMPUTER MEMORY DEVICES - 4.88%
              7,500   + Veritas Software Corp. ..................       656,250
                                                                  -------------
COMPUTER SOFTWARE - 2.47%
             10,000   + Aspen Technology, Inc. ..................       332,500
                                                                  -------------
DATA PROCESSING/MANAGEMENT - 5.66%
             14,000   + i2 Technologies, Inc. ...................       761,250
                                                                  -------------
ELECTRONIC COMPONENTS-SEMI CONDUCTORS - 18.67%
             10,000   + Applied Micro Circuits Corp. ............       750,469
              4,000   + Conexant Systems, Inc. ..................        61,500
             12,000   + PMC Sierra, Inc. ........................       943,500
                264   + QLogic Corp. ............................        20,309
             42,500   + Ramtron International Corp. .............       185,938
             20,000   + RF Micro Devices, Inc. ..................       548,750
                                                                  -------------
                                                                      2,510,466
                                                                  -------------
INTERNET CONTENT - 14.71%
              5,000   + Ariba, Inc. .............................       268,125
             18,600   + BEA Systems, Inc. .......................     1,252,012
              4,000   + Openwave Systems, Inc. ..................       191,750
             15,200   + PurchasePro.com, Inc. ...................       266,000
                                                                  -------------
                                                                      1,977,887
                                                                  -------------
LASER SYSTEMS/COMPONENTS - 12.40%
             40,000   + JDS Uniphase Corp. ......................     1,667,500
                                                                  -------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

             SHARES                                               MARKET VALUE
            --------                                              ------------
NETWORKING PRODUCTS - 30.69%
             40,000   + Emulex Corp. ............................ $   3,197,500
             20,000   + Foundry Networks, Inc. ..................       300,000
              5,000   + Juniper Networks, Inc. ..................       630,312
                                                                  -------------
                                                                      4,127,812
                                                                  -------------
POWER CONVERSION-SUPPLY EQUIPMENT - 2.10%
              7,200   + Power-One, Inc. .........................       283,050
                                                                  -------------
SEMI CONDUCTOR COMPONENTS - 0.84%
              4,100   + Globespan, Inc. .........................       112,750
                                                                  -------------
TELECOMMUNICATIONS EQUIPMENT - 2.62%
              7,000   + Corvis Corp. ............................       166,688
              5,000   + Sycamore Networks, Inc. .................       186,250
                                                                  -------------
                                                                        352,938
                                                                  -------------
                        TOTAL COMMON STOCKS
                        (Cost $16,974,921) ...................... $  13,310,403
                                                                  -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

            PRINCIPAL
            AMOUNT                                                MARKET VALUE
            --------                                              ------------
SHORT TERM INVESTMENT - 0.98%
           $131,382   Euro Dollar Overnight Deposit,
 6.000%, 01/02/01
(Cost $131,382)$ ................................................ $    131,382
                                                                  ------------
                      Total Investments at Market
                      (Cost $17,106,303) (1) ............  99.94%   13,441,785
                      Other Assets
  Less Liabilities ......................................   0.06%        7,772
                                                          ------- ------------
                      Total Net Assets .................. 100.00% $ 13,449,557
                                                          ======= ============


(1) Federal Tax Information: At December 31, 2000 the net unrealized depreciation based on cost for Federal Income tax purposes of $17,106,303 was as follows:

          Aggregate gross unrealized appreciation for all
            investments for which there was an excess of
            value over cost. ....................................  $ 3,619,186

          Aggregate gross unrealized depreciation for all
            investments for which there was an excess of
            cost over value. ....................................   (7,283,704)
                                                                  -------------
            Net unrealized depreciation ......................... $ (3,664,518)
                                                                  =============

+ Denotes non-income producing security



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

             SHARES                                               MARKET VALUE
            --------                                              ------------
COMMON STOCKS - 80.12%
BUSINESS TO BUSINESS E-COMMERCE - 1.79%
             10,000   + Commerce One, Inc. ...................... $     253,125
                                                                  -------------
COMPUTER SOFTWARE - 2.35%
             10,000   + Aspen Technology, Inc. ..................       332,500
                                                                  -------------
ELECTRONIC COMPONENTS-SEMI CONDUCTORS - 16.99%
             10,000   + Applied Micro Circuits Corp. ............       750,469
             10,000   + Cree, Inc. ..............................       355,313
              2,500   + Metalink Ltd. ...........................        24,063
              6,000   + Novellus Systems, Inc. ..................       215,625
              8,000   + PMC Sierra, Inc. ........................       629,000
              5,528   + QLogic Corp. ............................       425,616
                                                                  -------------
                                                                      2,400,086
                                                                  -------------
FIBER OPTICS - 9.78%
             17,000   + Ciena Corp. .............................     1,381,250
                                                                  -------------
INTERNET CONTENT - 11.05%
              5,000   + Ariba, Inc. .............................       268,125
             16,500   + BEA Systems, Inc. .......................     1,110,655
              3,800   + Openwave Systems, Inc. ..................       182,163
                                                                  -------------
                                                                      1,560,943
                                                                  -------------
NETWORKING PRODUCTS - 26.32%
             36,000   + Emulex Corp. ............................     2,877,750
             14,000   + Foundry Networks, Inc. ..................       210,000
              5,000   + Juniper Networks, Inc. ..................       630,313
                                                                  -------------
                                                                      3,718,063
                                                                  -------------
POWER CONVERSION-SUPPLY EQUIPMENT - 1.95%
              7,000   + Power-One, Inc. .........................       275,188
                                                                  -------------
SEMI CONDUCTOR COMPONENTS - 0.58%
              3,000   + Globespan, Inc. .........................        82,500
                                                                  -------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

             SHARES                                               MARKET VALUE
            --------                                              ------------
TELECOMMUNICATIONS EQUIPMENT - 9.31%
              5,000   + Corvis Corp. ............................ $     119,063
             23,200     Nokia Sponsored ADR .....................     1,009,200
              5,000   + Sycamore Networks, Inc. .................       186,250
                                                                  -------------
                                                                      1,314,513
                                                                  -------------
                        TOTAL COMMON STOCKS
                        (Cost $11,409,142) ......................    11,318,168
                                                                  -------------
            PRINCIPAL
            AMOUNT
            --------
SHORT TERM INVESTMENT - 20.32%
         $2,870,827   Euro Dollar Overnight Deposit,
                      6.000%, 01/02/01
                      (Cost $2,870,827) .........................   $ 2,870,827
                                                                   ------------
                      Total Investments at Market
                      (Cost $14,279,969) (1) ........... 100.44%     14,188,995
                      Other Assets
                        Less Liabilities ...............  (0.44%)       (61,789)
                                                         -------   ------------
                      Total Net Assets ................. 100.00%   $ 14,127,206
                                                         =======   ============

(1) Federal Tax Information: At December 31, 2000 the net unrealized depreciation based on cost for Federal Income tax purposes of $14,279,969 was as follows:

          Aggregate gross unrealized appreciation for
            all investments for which there was an excess
            of value over cost. ................................... $ 3,991,576

          Aggregate gross unrealized depreciation for
            all investments for which there was an excess
            of cost over value. ...................................  (4,082,550)
                                                                    -----------
              Net unrealized depreciation ......................... $   (90,974)
                                                                    ===========

+ Denotes non-income producing security
ADR -- American Depository Receipt

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000
                                   (UNAUDITED)

                                                   GROWTH         GROWTH &
                                                    FUND         INCOME FUND
                                               --------------   --------------
ASSETS:
Investments in securities, at value
   (cost $16,974,921 and $11,409,142,
   respectively) ............................  $ 13,310,403     $  11,318,168
Euro Dollar Overnight Deposit
   (Cost $131,382 and $2,870,827, respectively)     131,382         2,870,827
Receivable for fund shares sold .............        53,581            51,175
Interest receivable .........................            66             1,435
Other assets ................................        50,375            56,170
                                               -------------    --------------
   Total Assets .............................    13,545,807        14,297,775
                                               -------------    --------------

LIABILITIES:
Payables:
   Advisory fees (Note 4) ...................     $   5,156     $       9,374
   Fund shares redeemed .....................        56,308           132,313
Other liabilities ...........................        34,786            28,882
                                               -------------    --------------
   Total Liabilities ........................        96,250           170,569
                                               -------------    --------------
   Net Assets ...............................  $ 13,449,557     $  14,127,206
                                               =============    ==============

NET ASSETS CONSIST OF:
   Additional paid in capital ...............  $ 19,036,930     $  14,677,103
   Accumulated net investment loss ..........      (175,507)          (91,052)
   Accumulated net realized loss from
       investment transactions ..............    (1,747,348)         (367,871)
   Net unrealized depreciation on
       investments ..........................    (3,664,518)          (90,974)
                                               -------------    --------------
   Net Assets ...............................  $ 13,449,557     $  14,127,206
                                               =============    ==============
Netasset value and redemption
   price per share ($13,449,557/1,213,755
   and $14,127,206/1,174,957 shares of
   capital stock outstanding, respectively)
   (Note 6) .................................  $      11.08     $       12.02
                                               =============    ==============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
                                   (UNAUDITED)

                                                   GROWTH            GROWTH &
                                                    FUND           INCOME FUND
                                               --------------     --------------
INVESTMENT INCOME:
Interest ....................................  $       8,328       $    67,935
Dividend ....................................             --                --
                                               --------------      ------------
                                                       8,328            67,935
                                               --------------      ------------
Expenses:
Advisory fee ................................         96,314            81,652
Administration fee ..........................         50,962            42,080
Shareholder reporting fee ...................          7,696             6,625
Amortization of organizational cost .........          3,532             4,312
Custody fee .................................          2,672             2,264
Trustee fee .................................          3,839             3,093
Professional fees ...........................         14,807            13,059
Interest fees ...............................          8,132             5,190
Insurance fees ..............................            133               111
Registration fees ...........................         10,026             8,072
Other fees ..................................         17,904            12,795
                                               --------------      ------------
       Total expenses .......................        216,017           179,253
       Less: Advisory fee waived (Note 4) ...        (32,182)          (20,266)
                                               --------------      ------------
       Net expenses .........................        183,835           158,987
                                               --------------      ------------
       Net investment loss ..................       (175,507)          (91,052)
                                               --------------      ------------

NET REALIZED AND UNREALIZED LOSSES
ON INVESTMENTS:
Net realized loss on securities sold ........     (1,747,295)         (367,736)
Net change in unrealized depreciation on
   investments ..............................     (7,351,553)       (3,942,545)
                                               --------------      ------------
   Total net realized and unrealized loss
       on investments .......................     (9,098,848)       (4,310,281)
                                               --------------      ------------
Net decrease in net assets from operations ..  $  (9,274,355)      $(4,401,333)
                                               ==============      ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                                   GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                              FOR THE SIX MONTHS
                                                     ENDED         FOR THE YEAR
                                              DECEMBER 31, 2000        ENDED
                                                  (UNAUDITED)      JUNE 30, 2000
                                              -----------------   --------------

INCREASE (DECREASE) FROM OPERATIONS:
Net investment loss ......................... $      (175,507)    $    (177,817)
Net realized gain (loss) on securities sold .      (1,747,295)        1,502,150
Net change in unrealized appreciation
   (depreciation) on investments ............      (7,351,553)        2,539,210
                                              -----------------   --------------
Net increase (decrease) in net assets
   from operations ..........................      (9,274,355)        3,863,543
                                              -----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain
   on investments ...........................      (1,035,877)       (3,094,480)
Net capital share transactions (Note 6) .....         399,014        14,132,955
                                              -----------------   --------------
Net increase (decrease) in net assets .......      (9,911,218)       14,902,018
NET ASSETS:
Beginning of year ...........................      23,360,775         8,458,757
                                              -----------------   --------------
End of year ................................. $    13,449,557     $  23,360,775
                                              =================   ==============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                              GROWTH & INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                              FOR THE SIX MONTHS
                                                     ENDED        FOR THE YEAR
                                              DECEMBER 31, 2000       ENDED
                                                  (UNAUDITED)     JUNE 30, 2000
                                              -----------------  --------------

INCREASE (DECREASE) FROM OPERATIONS:

Net investment loss ......................... $       (91,052)   $    (134,312)
Net realized gain (loss) on securities sold .        (367,736)       2,346,710
Net change in unrealized appreciation
   (depreciation) on investments ............      (3,942,545)       3,108,467
                                              -----------------  --------------
Net increase (decrease) in net assets
   from operations ..........................      (4,401,333)       5,320,865
                                              -----------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain
   on investments ...........................      (2,501,448)      (2,374,488)
Net capital share transactions (Note 6) .....       4,622,854        4,679,394
                                              -----------------  --------------
Net increase (decrease) in net assets .......      (2,279,927)       7,625,771
NET ASSETS:
Beginning of year ...........................      16,407,133        8,781,362
                                              -----------------  --------------
End of year .................................   $  14,127,206    $  16,407,133
                                              =================  ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS)

                               FOR THE
                          SIX MONTHS ENDED  FOR THE     FOR THE       FOR THE
                            DECEMBER 31,   YEAR ENDED  YEAR ENDED   PERIOD ENDED
                                2000        JUNE 30,    JUNE 30,      JUNE 30,
                             (UNAUDITED)      2000        1999         1998**
                          ---------------  ----------  ----------   ------------

Net asset value,
   beginning of period .....  $19.64         $16.41      $11.78       $10.00
                              --------       -------     --------     --------

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss ........   (0.14)         (0.15)      (0.15)       (0.07)
Net realized and
   unrealized gain (loss)
   on investments ..........   (7.52)          8.03        7.50         1.85
                              --------       -------     --------     --------
Total from investment
   operations ..............   (7.66)          7.88        7.35         1.78
                              --------       -------     --------     --------

LESS DISTRIBUTIONS:
Dividends from net
   investment income .......   (0.00)         (0.00)      (0.00)       (0.00)
Distributions from
   realized gains from
   security transactions ...   (0.90)         (4.65)      (2.72)       (0.00)
                              --------       -------     --------     --------
Total distributions ........   (0.90)         (4.65)      (2.72)       (0.00)
                              --------       -------     --------     --------

Net asset value,
   end of period ...........  $11.08         $19.64      $16.41       $11.78
                              ========       =======     ========     ========

Total return ...............  (39.82)%***     55.34%      65.99%       17.80%***


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS)

                                   FOR THE
                              SIX MONTHS ENDED FOR THE      FOR THE      FOR THE
                                DECEMBER 31,  YEAR ENDED   YEAR ENDED  PERIOD ENDED
                                    2000       JUNE 30,     JUNE 30,     JUNE 30,
                                 (UNAUDITED)     2000         1999        1998**
                              --------------- ----------   ----------  ------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in 000's) .................    $13,450      $23,361       $8,459       $9,869
Ratio of expenses to
   average net assets .........       1.81%*       1.45%        1.45%        1.45%*
Ratio of expenses to
   average net assets,
   before reimbursement .......       2.13%*       1.82%        3.46%        2.48%*
Ratio of net investment
   income (loss) to average
   net assets .................      (1.73)%*     (1.05)%      (0.85)%      (0.87)%*
Ratio of net investment
   income (loss) to  average
   net assets, before
   reimbursement ..............      (2.05)%*     (1.42)%      (2.86)%      (1.90)%*
Portfolio turnover rate .......      16.27%      104.75%      984.07%      110.76%

*    Annualized
**   Commencement of operations was July 16, 1997.
***  Not annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS)

                                FOR THE
                           SIX MONTHS ENDED  FOR THE      FOR THE     FOR THE
                             DECEMBER 31,   YEAR ENDED   YEAR ENDED PERIOD ENDED
                                 2000        JUNE 30,     JUNE 30,    JUNE 30,
                              (UNAUDITED)      2000         1999       1998**
                           ---------------  ----------  ----------- ------------

Net asset value,
   beginning of period ........ $17.33       $13.83      $10.00      $10.00
                                --------     --------    --------    --------

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss ...........  (0.08)       (0.14)       (0.06)      0.00
Net realized and
   unrealized gain (loss)
   on investments .............  (2.98)        7.19         4.12       0.00
                                --------     --------    --------    -------
Total from investment
   operations .................  (3.06)        7.05         4.06       0.00
                                --------     --------    --------    -------

LESS DISTRIBUTIONS:
Dividends from net investment
   income .....................  (0.00)       (0.00)       (0.00)     (0.00)
Distributions from realized
   gains from
   security transactions ......  (2.25)       (3.55)       (0.23)     (0.00)
                                --------     --------    --------    -------
Total distributions ...........  (2.25)       (3.55)       (0.23)     (0.00)
                                --------     --------    --------    -------

Net asset value,
   end of period .............. $12.02       $17.33      $ 13.83     $10.00
                                ========     ========    ========    =======

Total return .................. (18.92)%***   57.04%       40.79%      0.00%***


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS)

                                   FOR THE
                              SIX MONTHS ENDED  FOR THE      FOR THE       FOR THE
                                DECEMBER 31,   YEAR ENDED   YEAR ENDED  PERIOD ENDED
                                    2000        JUNE 30,     JUNE 30,     JUNE 30,
                                 (UNAUDITED)      2000         1999        1998**
                              ---------------- ----------   ----------  ------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (in 000's) .................    $14,127      $16,407       $8,781       $1,172
Ratio of expenses to
   average net assets .........       1.85%*       1.45%        1.45%        1.45%*
Ratio of expenses to
   average net assets,
   before reimbursement .......       2.08%*       2.04%        2.24%        5.31%*
Ratio of net investment
   income (loss) to average
   net assets .................      (1.06)%*     (1.00)%      (0.47)%      (1.45)%*
Ratio of net investment
   income (loss) to  average
   net assets, before
   reimbursement ..............      (1.29)%*     (1.59)%      (1.26)%      (5.31)%*
Portfolio turnover rate .......      26.95%      128.41%      578.98%        0.00%

*  Annualized
** Commencement of operations was June 26, 1998. *** Not annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

1.   ORGANIZATION:
The  Millennium  Growth Fund (the  "Growth  Fund") and the  Millennium  Growth &
Income Fund (the "Growth & Income Fund"), are registered as non-diversified open-end management investment companies under the Investment Company Act of 1940. The Growth Fund's primary investment objective is growth of capital. The Growth & Income Fund's primary investment objective is growth of capital and dividend income. The Growth Fund commenced operations on July 16, 1997, and the Growth & Income Fund commenced operations on June 26, 1998.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies consistently followed by the funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A. SECURITY VALUATION - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities, for which no sales price is available, are valued at the last bid price. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

B. SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - No provision for federal income taxes is required since the Funds intend to qualify as a regulated investment companies and distribute all of their taxable income to their shareholders.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Funds record dividends and distributions to shareholders on the ex-dividend date.

E. DEFERRED ORGANIZATION COSTS - The Growth Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002. The Growth & Income Fund has incurred expenses of $42,687 in connection with its organization. Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

F. ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

3.   INVESTMENT TRANSACTIONS:
Investment transactions, excluding short-term investments, for the six months ended December 31, 2000 were as follows:

         GROWTH FUND:
                           Purchases .......................    $3,926,909
                           Sales ...........................    $3,189,640

         GROWTH & INCOME FUND:
                           Purchases .......................    $4,374,680
                           Sales ...........................    $3,960,179

4.   INVESTMENT MANAGEMENT AGREEMENT:
The Funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the "Advisor"). Under this agreement, the Advisor provides the Funds with investment advisory and management services for which the Funds pay a fee at an annual rate of .95% of the average daily net assets of the Funds.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reimburse the Funds to the extent necessary to limit aggregate annual operating expenses to 1.45% of average net assets annually, until October 31, 2000. As of November 1, 2000, the Advisor has agreed to reimburse the Funds to the extent necessary to limit aggregate annual operating expenses to 2.50% of average net assets annually, until October 31, 2001. Beginning July 1, 2000, any interest expense incurred by the Funds will not be subject to reimbursement. Any reductions made by the Advisor in its fees and expenses it reimburses may be subject to recapture by the Funds, if the recapture is approved by the Funds' Board of Directors and the Funds are able to effect such recapture and comply with any expense limitations in effect at that time. For the six months ended December 31, 2000 the Advisor has reimbursed the Growth Fund in the amount of $32,182, and the Growth & Income Fund $20,266. Cumulative reimbursed expenses subject to recapture by the Advisor for the Growth Fund and Growth & Income Fund amounted to $296,073 and $160,991, respectively, at December 31, 2000.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

5.   ADMINISTRATOR, DISTRIBUTOR, TRANSFER AGENT ANDCUSTODIAN
SEI Investments Mutual Funds Services (the "Administrator") acts as Administrator for each of the Funds. As compensation for its administrative and accounting services, the Administrator is entitled to a fee, computed daily and payable monthly at an annual rate of 0.15% of the Funds' daily net assets up to $250 million, 0.125% on the next $250 million, and 0.10% on such assets above $500 million, subject to a minimum annual fee of $130,000 per domestic Fund. Prior to October 13, 2000, administrative services were provided by American Data Services ("ADS") for an annual fee of 0.35% of each Fund's average daily net assets, plus out of pocket expenses.

SEI Investments Distribution Co. (the "Distributor") acts as Distributor for each of the Funds. The Distributor receives no compensation from the Funds under its Distribution Agreement with the Trust. Prior to October 13, 2000, Distribution Services were provided by Ridgeway Helms Securities Corp., an affiliate of the Advisor.

Forum Shareholder Services, LLC acts as Transfer Agent for the Funds. Prior to October 13, 2000, ADS served as Transfer Agent for the Funds.

Union Bank of California acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

                             MILLENNIUM FUNDS, INC.
                             ----------------------
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                   (UNAUDITED)

6.   FUND SHARE TRANSACTIONS:
At December 31, 2000, there were an unlimited number of shares authorized with no par value.

         GROWTH FUND:
                                    FOR THE                    FOR THE
                                SIX MONTHS ENDED             YEAR ENDED
                                DECEMBER 31, 2000           JUNE 30, 2000
                              ----------------------------------------------
                               SHARES       VALUE       SHARES        VALUE
                               ------       -----       ------        -----
Shares sold ...............    236,196   $ 4,316,493    1,099,777   $23,475,701
Dividend reinvestment .....     69,467       948,224      197,725     3,086,485
Shares repurchased ........   (281,250)   (4,865,703)    (623,760)  (12,429,231)
                              --------   -----------    ---------   -----------
                                24,413   $   399,014      673,742   $14,132,955
                              --------   -----------    ---------   -----------

         GROWTH & INCOME FUND:

                                    FOR THE                    FOR THE
                                   YEAR ENDED                YEAR ENDED
                                DECEMBER 31, 2000           JUNE 30, 2000
                              ----------------------------------------------
                               SHARES       VALUE        SHARES       VALUE
                               ------       -----       ------        -----

Shares sold ...............    458,998   $ 8,331,736      501,743   $ 8,644,345
Dividend reinvestment .....    166,393     2,229,668      169,199     2,372,168
Shares repurchased ........   (396,968)   (5,938,550)    (359,304)   (6,337,119)
                              --------   -----------    ---------   -----------
                               228,423   $ 4,622,854      311,638   $ 4,679,394
                              ========   ===========    =========   ===========

                                     ADVISOR
                        Millennium Capital Advisors, Inc.
                        400 Montgomery Street, Suite 800
                         San Francisco, California 94104

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                    CUSTODIAN
                            Union Bank of California
                               475 Sansome Street
                         San Francisco, California 94145

                                 TRANSFER AGENT
                         Forum Shareholder Services LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 535-9169

                                  LEGAL COUNSEL
                             Spitzer & Feldman P.C.
                           405 Park Avenue, 6th floor
                            New York, New York 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Shares of the Millennium Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.